Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Movements on Number of Share Options and Exercise Price

Movements on number of share options and their related exercise price are as follows:

	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE
Outstanding at January 1, 2021	57,212,650	$2.09
Granted	26,557,293	16.45
Exercised	(104,200)	(1.00)
Forfeited	(92,112)	(9.72)
Outstanding at December 31, 2021	83,573,631	6.72
Granted	22,755,235	5.01
Exercised	(3,494,254)	(2.43)
Forfeited/Expired	(3,632,769)	(5.35)
Outstanding at December 31, 2022	99,201,843	6.45
Exercisable at December 31, 2021	66,322,324	5.28
Exercisable at December 31, 2022	71,900,277	$6.54

Summary of Issued Shares under ESPP

During the year ended December 31, 2022, the Company issued shares of common stock under the 2021 ESPP as follows:

Offering Period Purchase Date	Number of Shares	Purchase Price
February 1, 2022	34,858	$7.47
May 1, 2022	145,702	$4.06
July 29, 2022	149,342	$1.30
October 31, 2022	908,087	$0.82
Total 2022	1,237,989